Interest income	12 Months Ended
Dec. 31, 2023
Disclosure of Interest Income [Abstract]
Interest income
25.
Interest income

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Bank deposits	8,772	56,612	191,265
Financial assets at amortized cost	1,187	587	1,861
Other interest income	21	—	63
	9,980	57,199	193,189